Fair Value Measurements (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level 2
Fair value measurements
Interest Rate Swap	$ 4,755	$ 16,347
Total
Fair value measurements
Interest Rate Swap	$ 4,755	$ 16,347